Consolidated Statements of Financial Position	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 1,932,519	$ 733,188	$ 733,188	$ 605,480	$ 1,334,280	$ 1,334,280	$ 1,753,437
Restricted cash	29,611		29,611		29,556	29,556	32,010
Other receivables	125,080		41,747		149,369	149,369	39,510
Prepaids	156,162		322,126		77,050	77,050	5,385
Total current assets	2,243,372		1,126,672		1,590,255	1,590,255	1,830,342
Non-current assets
Equipment	10,126		5,487
TOTAL ASSETS	2,253,498		1,132,159		1,590,255	1,590,255	1,830,342
Current liabilities
Accounts payable and accrued liabilities	858,558		755,202		1,790,700	1,790,700	131,642
Convertible note liability	48,281		7,657,397
Derivative warrant liabilities	149,184		901,608
TOTAL LIABILITIES	3,508,604		12,104,699		1,790,700	1,790,700	131,642
EQUITY
Share Capital	52,940,688		46,125,397		5,934,141		4,537,055
Accumulated Deficit	(54,498,339)		(57,458,994)		(6,299,946)		(3,093,543)
Reserves	260,017		361,057		165,360		255,188
NET DEFICIT	(1,255,106)		(10,972,540)	$ (982,671)	(200,445)	(200,445)	1,698,700
TOTAL LIABILITIES AND NET DEFICIT	2,253,498		1,132,159		$ 1,590,255	$ 1,590,255	$ 1,830,342
NCAC Sponsor
Current liabilities
Due to related party	1,252,864		1,474,256
Psyence Group Inc
Current liabilities
Due to related party	$ 1,199,717		$ 1,316,236